PORTFOLIO OF INVESTMENTS – as of February 28, 2022 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 90.1% of Net Assets

	Aerospace & Defense – 0.8%
$5,117,175	Arcline FM Holdings LLC, 2021 1st Lien Term Loan, 3-month LIBOR + 4.750%, 5.500%, 6/23/2028(a)(b)	$5,082,020
2,904,097	MAG DS Corp., Term Loan, 3-month LIBOR + 5.500%, 6.500%, 4/01/2027(a)(c)	2,623,357
4,997,000	Vertex Aerospace Services Corp., 2021 First Lien Term Loan, 1-month LIBOR + 4.000%, 4.750%, 12/06/2028(a)(b)	4,957,424

		12,662,801

	Airlines – 1.1%
3,595,000	AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3-month LIBOR + 4.750%, 5.500%, 4/20/2028(a)(b)	3,654,929
2,489,000	Air Canada, 2021 Term Loan B, 3-month LIBOR + 3.500%, 4.250%, 8/11/2028(a)(b)	2,471,229
750,000	KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, 1-month LIBOR + 5.750%, 6.250%, 9/21/2029(a)(d)	751,253
2,474,000	SkyMiles IP Ltd., 2020 SkyMiles Term Loan B, 3-month LIBOR + 3.750%, 4.750%, 10/20/2027(a)(c)	2,583,474
8,128,575	United Airlines, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 4/21/2028(a)(b)	8,074,357

		17,535,242

	Automotive – 4.4%
3,577,025	Autokiniton U.S. Holdings, Inc., 2021 Term Loan B, 3-month LIBOR + 4.500%, 5.000%, 4/06/2028(a)(d)	3,549,303
3,042,276	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 4.758%, 5/19/2023(a)(e)	2,987,515
4,000,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 3-month LIBOR + 8.500%, 9.500%, 3/30/2028(a)(c)	3,985,000
5,942,500	First Brands Group LLC, 2021 Term Loan, 3-month LIBOR + 5.000%, 6.000%, 3/30/2027(a)(c)	5,897,931
640,000	Holley Purchaser, Inc., 2021 Delayed Draw Term Loan, 4.500%, 11/17/2028(f)	634,131
273,600	Holley Purchaser, Inc., 2021 Delayed Draw Term Loan, 3-month LIBOR + 3.750%, 4.500%, 11/17/2028(a)(b)	271,091
5,472,000	Holley Purchaser, Inc., 2021 Term Loan, 3-month LIBOR + 3.750%, 4.500%, 11/17/2028(a)(b)	5,421,822
5,462,731	IXS Holdings, Inc., 2020 Term Loan B, 3-month LIBOR + 4.250%, 5.000%, 3/05/2027(a)(b)	5,134,967
7,684,340	Les Schwab Tire Centers, Term Loan B, 3-month LIBOR + 3.250%, 4.000%, 11/02/2027(a)(b)	7,604,269
3,482,500	Mavis Tire Express Services Corp., 2021 Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 5/04/2028(a)(b)	3,462,928
5,994,481	PAI Holdco, Inc., 2020 Term Loan B, 3-month LIBOR + 3.500%, 4.250%, 10/28/2027(a)(b)	5,949,522
1,445,378	Polaris Newco LLC, USD Term Loan B, 3-month LIBOR + 4.000%, 4.500%, 6/02/2028(a)(d)	1,435,361
4,345,000	Rough Country LLC, 2021 Term Loan, 3-month LIBOR + 3.500%, 4.250%, 7/28/2028(a)(b)	4,318,061
4,466,250	Truck Hero, Inc., 2021 Term Loan B, 1-month LIBOR + 3.250%, 4.000%, 1/31/2028(a)(b)	4,378,444

Principal Amount	Description	Value (†)
Senior Loans – continued

	Automotive – continued
$4,307,188	U.S. Farathane LLC, 2021 Term Loan B, 3-month LIBOR + 4.250%, 5.250%, 12/23/2024(a)(c)	$3,998,491
5,740,076	Wand NewCo 3, Inc., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.209%, 2/05/2026(a)(e)	5,602,315
1,750,000	Wheel Pros LLC, 2021 Term Loan, 5/11/2028(g)	1,728,860
5,692,361	Wheel Pros LLC, 2021 Term Loan, 1-month LIBOR + 4.500%, 5.250%, 5/11/2028(a)(b)	5,623,597

		71,983,608

	Brokerage – 1.0%
2,457,870	Advisor Group, Inc., 2021 Term Loan, 1-month LIBOR + 4.500%, 4.709%, 7/31/2026(a)(e)	2,445,900
4,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 6.959%, 7/20/2026(a)(e)	4,841,952
4,218,674	Edelman Financial Center LLC, 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.250%, 4/07/2028(a)(b)	4,180,200
5,165,055	HighTower Holdings LLC, 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.255%, 4/21/2028(a)(b)	5,125,026

		16,593,078

	Building Materials – 4.3%
6,974,950	ACProducts, Inc., 2021 Term Loan B, 6-month LIBOR + 4.250%, 4.750%, 5/17/2028(a)(d)	6,615,740
6,297,853	CP Atlas Buyer, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.250%, 11/23/2027(a)(d)	6,173,029
5,529,000	Foley Products Company LLC, 2021 Term Loan, 12/29/2028(g)	5,446,065
5,692,633	Groupe Solmax, Inc., Term Loan, 3-month LIBOR + 4.750%, 5.500%, 5/29/2028(a)(b)	5,661,779
8,524,044	Janus International Group LLC, 2021 Term Loan B1, LIBOR + 3.250%, 4.250%, 2/12/2025(c)(h)	8,438,804
764,745	LBM Acquisition LLC, 2021 Incremental Term Loan B2, 3-month LIBOR + 3.750%, 4.500%, 12/17/2027(a)(b)	760,157
383,333	LBM Acquisition LLC, Term Loan B, 12/17/2027(g)	376,867
4,227,365	LBM Acquisition LLC, Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 12/17/2027(a)(b)	4,156,050
2,557,902	MI Windows and Doors LLC, 2022 Term Loan, 1-month SOFR + 3.500%, 4.000%, 12/18/2027(a)(d)	2,546,724
3,000,000	Park River Holdings, Inc., Term Loan, 12/28/2027(g)	2,949,120
4,469,357	Park River Holdings, Inc., Term Loan, 3-month LIBOR + 3.250%, 4.000%, 12/28/2027(a)(b)	4,393,557
8,050,575	Signal Parent, Inc., Term Loan B, 1-month LIBOR + 3.500%, 4.250%, 4/03/2028(a)(b)	7,512,233
3,295,000	Specialty Building Products Holdings LLC, 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.250%, 10/15/2028(a)(d)	3,262,050
5,819,696	White Cap Buyer LLC, Term Loan B, 10/19/2027(g)	5,758,763
2,100,000	Wilsonart LLC, 2021 Term Loan E, 12/19/2026(g)	2,065,875

Principal Amount	Description	Value (†)
Senior Loans – continued

	Building Materials – continued
$3,521,104	Wilsonart LLC, 2021 Term Loan E, 3-month LIBOR + 3.500%, 4.500%, 12/19/2026(a)(c)	$3,463,886

		69,580,699

	Cable Satellite – 1.0%
11,263,733	DirecTV Financing LLC, Term Loan, 3-month LIBOR + 5.000%, 5.750%, 8/02/2027(a)(b)	11,225,774
5,920,000	ViaSat, Inc., Term Loan, 2/23/2029(g)	5,801,600

		17,027,374

	Chemicals – 3.2%
1,575,000	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 6-month LIBOR + 7.750%, 8.500%, 11/24/2028(a)(b)	1,567,125
1,938,377	Aruba Investments, Inc., 2020 USD Term Loan, 6-month LIBOR + 3.750%, 4.500%, 11/24/2027(a)(b)	1,923,839
5,282,085	CPC Acquisition Corp., Term Loan, 3-month LIBOR + 3.750%, 4.500%, 12/29/2027(a)(b)	5,097,212
4,308,443	DCG Acquisition Corp., Term Loan B, 1-month LIBOR + 4.500%, 4.709%, 9/30/2026(a)(e)	4,276,129
1,943,130	GEON Performance Solutions LLC, 2021 Term Loan, 3-month LIBOR + 4.750%, 5.500%, 8/18/2028(a)(b)	1,932,210
5,584,935	Lonza Group AG, USD Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 7/03/2028(a)(b)	5,544,779
6,133,000	LSF11 A5 Holdco LLC, Term Loan, 1-month SOFR + 3.750%, 4.250%, 10/15/2028(a)(d)	6,056,338
6,216,000	Luxembourg Investment Co. 428 S.a. r.l., Term Loan B, 3-month SOFR + 5.000%, 5.500%, 1/03/2029(a)(d)	6,177,150
5,000,000	Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 11/09/2028(g)	4,927,500
7,850,000	PMHC II, Inc., 2022 Term Loan B, 2/01/2029(g)	7,725,734
6,418,000	U.S. Holdco Vad, Inc., 2022 Term Loan, 2/02/2029(g)	6,369,865

		51,597,881

	Construction Machinery – 0.3%
1,012,061	CMBF LLC, Delayed Draw Term Loan, 1-month LIBOR + 6.000%, 6.500%, 8/02/2028(a)(d)	994,350
3,388,899	CMBF LLC, Term Loan, 1-month LIBOR + 6.000%, 6.500%, 8/02/2028(a)(d)	3,329,593

		4,323,943

	Consumer Cyclical Services – 4.8%
8,521,963	Access CIG LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 3.959%, 2/27/2025(a)(e)	8,422,086
6,975,000	Access CIG LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 7.959%, 2/27/2026(a)(e)	6,913,969
3,921,173	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 3-month LIBOR + 3.750%, 4.250%, 5/12/2028(a)(d)	3,864,982
3,749,785	APM Global Holdings Pty Ltd., Term Loan, 1-month LIBOR + 4.500%, 5.000%, 6/30/2026(a)(d)	3,731,036
811,849	BIFM CA Buyer, Inc., Term Loan B, 6/01/2026(g)	802,715

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Cyclical Services – continued
$3,578,185	BIFM CA Buyer, Inc., Term Loan B, 1-month LIBOR + 3.500%, 3.709%, 6/01/2026(a)(e)	$3,537,931
7,112,775	Conduent Business Services LLC, 2021 Term Loan B, 1-month LIBOR + 4.250%, 4.750%, 10/16/2028(a)(d)	7,043,852
5,373,737	Constant Contact, Inc., Term Loan, 3-month LIBOR + 4.000%, 4.750%, 2/10/2028(a)(b)	5,316,668
1,990,000	Global Client Solutions LLC, Term Loan B, 1-month LIBOR + 6.000%, 6.106%, 3/16/2026(a)(c)	1,975,075
6,139,000	Loyalty Ventures, Inc., Term Loan B, 1-month LIBOR + 4.500%, 5.000%, 11/03/2027(a)(d)	6,054,589
323,508	Service Logic Acquisition, Inc, Delayed Draw Term Loan, 4.000%, 10/29/2027(f)	320,677
3,518,811	Service Logic Acquisition, Inc., Term Loan, 3-month LIBOR + 4.000%, 4.750%, 10/29/2027(a)(b)	3,488,021
4,694,832	SITEL Worldwide Corp., 2021 USD Term Loan, 3-month LIBOR + 3.750%, 4.250%, 8/28/2028(a)(d)	4,662,578
4,243,824	Sterling Midco Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.500%, 6/19/2024(a)(c)	4,226,849
6,535,000	Vaco Holdings LLC, 2022 Term Loan, 1-month SOFR + 5.000%, 5.750%, 1/21/2029(a)(b)	6,485,987
4,405,860	WebHelp, 2021 USD Term Loan, 3-month LIBOR + 4.000%, 4.500%, 8/04/2028(a)(d)	4,370,966
8,159,608	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 2.750%, 2.960%, 5/18/2025(a)(e)	7,943,705

		79,161,686

	Consumer Products – 6.6%
1,800,000	Advantage Sales & Marketing, Inc., 2021 Term Loan, 10/28/2027(g)	1,778,634
5,862,780	Advantage Sales & Marketing, Inc., 2021 Term Loan, LIBOR + 4.500%, 5.250%, 10/28/2027(b)(h)	5,793,189
5,193,000	ASP Blade Holdings, Inc., Initial Term Loan, 1-month LIBOR + 4.000%, 4.500%, 10/13/2028(a)(d)	5,169,216
1,832,627	Callaway Golf Company, Term Loan B, 1-month LIBOR + 4.500%, 4.709%, 1/02/2026(a)(e)	1,828,614
2,790,377	Canada Goose, Inc., 2021 Term Loan, 3-month LIBOR + 3.500%, 4.250%, 10/07/2027(a)(b)	2,768,277
5,981,010	Conair Holdings LLC, Term Loan B, 3-month LIBOR + 3.750%, 4.250%, 5/17/2028(a)(d)	5,911,212
4,748,146	Gloves Buyer, Inc., 2021 Term Loan, 1-month LIBOR + 4.000%, 4.750%, 12/29/2027(a)(b)	4,700,664
4,000,000	Illuminate Merger Sub Corp., Term Loan, 7/21/2028(g)	3,909,280
2,226,000	Illuminate Merger Sub Corp., Term Loan, 3-month LIBOR + 3.500%, 4.000%, 7/21/2028(a)(d)	2,175,514
7,652,232	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.000%, 5/01/2024(a)(c)	7,585,275
2,500,000	Inmar Holdings, Inc., 2017 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 9.000%, 5/01/2025(a)(c)	2,493,750
5,322,660	Mattress Firm, Inc., 2021 Term Loan B, 3-month LIBOR + 4.250%, 5.000%, 9/25/2028(a)(b)	5,267,783
3,414,000	Olaplex, Inc., 2022 Term Loan, 3-month SOFR + 3.750%, 4.250%, 2/23/2029(a)(d)	3,401,198

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Products – continued
$4,267,943	Ozark Holdings LLC, 2020 Term Loan B, 1-month LIBOR + 3.750%, 4.250%, 12/16/2027(a)(d)	$4,241,269
5,587,855	Polyconcept Investments BV, USD 2016 Term Loan B, 3-month LIBOR + 4.500%, 4.718%, 8/16/2023(a)(c)	5,541,308
1,000,000	RVR Dealership Holdings LLC, Term Loan B, 2/08/2028(g)	983,130
5,234,126	RVR Dealership Holdings LLC, Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 2/08/2028(a)(b)	5,145,826
5,349,575	S&S Holdings LLC, Term Loan, 3-month LIBOR + 5.000%, 5.500%, 3/11/2028(a)(d)	5,296,079
10,717,000	Solis IV BV, USD Term Loan B1, 2/26/2029(g)	10,549,600
6,650,000	Springs Windows Fashions LLC, 2021 Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 10/06/2028(a)(b)	6,450,500
564,842	TGP Holdings III LLC, 2021 Delayed Draw Term Loan, 3.250%, 6/29/2028(f)	552,602
4,279,552	TGP Holdings III LLC, 2021 Term Loan, 3-month LIBOR + 3.250%, 4.000%, 6/29/2028(a)(b)	4,186,814
2,737,000	Weber-Stephen Products LLC, 2022 Incremental Term Loan B, 10/30/2027(g)	2,695,945
4,774,896	Wellness Merger Sub, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 4.209%, 6/30/2024(a)(e)	4,718,600
4,638,759	WW International, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.000%, 4/13/2028(a)(d)	4,121,537

		107,265,816

	Diversified Manufacturing – 0.7%
4,860,602	Granite Holdings U.S. Acquisition Co., 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.224%, 9/30/2026(a)(e)	4,811,996
1,300,000	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 4/20/2028(g)	1,261,000
5,970,000	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 4/20/2028(a)(b)	5,790,900

		11,863,896

	Electric – 0.3%
5,113,300	KAMC Holdings, Inc., 2019 Term Loan, 3-month LIBOR + 4.000%, 4.508%, 8/14/2026(a)(e)	4,269,606

	Environmental – 1.5%
2,000,000	Array Technologies, Inc., Term Loan B, 10/14/2027(g)	1,947,500
2,136,035	Array Technologies, Inc., Term Loan B, 3-month LIBOR + 3.250%, 3.750%, 10/14/2027(a)(d)	2,079,964
6,366,587	Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 3-month LIBOR + 4.500%, 5.500%, 5/05/2028(a)(c)	6,302,921
5,443,403	Northstar Group Services, Inc., 2020 Term Loan B, 1-month LIBOR + 5.500%, 6.500%, 11/12/2026(a)(c)	5,388,969
8,420,000	PECF USS Intermediate Holding III Corp., Term Loan B, 1-month LIBOR + 4.250%, 4.750%, 12/15/2028(a)(d)	8,368,722

		24,088,076

Principal Amount	Description	Value (†)
Senior Loans – continued

	Financial Other – 3.7%
$3,068,000	Acrisure LLC, 2021 First Lien Term Loan B, 3-month LIBOR + 4.250%, 4.750%, 2/15/2027(a)(d)	$3,035,418
3,970,050	Acrisure LLC, 2021 Incremental Term Loan B, 3-month LIBOR + 3.750%, 4.250%, 2/15/2027(a)(d)	3,917,963
6,751,399	Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 4.709%, 2/28/2025(a)(e)	6,719,059
500,000	AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 8/02/2029(g)	498,750
5,025,000	DRW Holdings LLC, 2021 Term Loan, 1-month LIBOR + 3.750%, 3.959%, 3/01/2028(a)(e)	4,999,875
7,182,000	Eisner Advisory Group LLC, Term Loan, 1-month LIBOR + 5.250%, 6.000%, 7/28/2028(a)(b)	7,146,090
4,607,431	GT Polaris, Inc., 2021 Term Loan, 3-month LIBOR + 3.750%, 4.500%, 9/24/2027(a)(b)	4,572,875
5,213,950	LifeMiles Ltd., 2021 Term Loan B, 3-month LIBOR + 5.250%, 6.250%, 8/30/2026(a)(c)	5,193,094
786,213	Mariner Wealth Advisors LLC, Delayed Draw Term Loan, 3-month LIBOR + 3.250%, 3.750%, 8/18/2028(a)(d)	778,351
5,499,218	Mariner Wealth Advisors LLC, Term Loan B, 3-month LIBOR + 3.250%, 3.750%, 8/18/2028(a)(d)	5,444,225
3,321,571	Mermaid BidCo., Inc., 2021 USD Term Loan, 3-month LIBOR + 3.500%, 4.250%, 12/22/2027(a)(b)	3,263,444
5,108,045	Resolute Investment Managers, Inc., 2020 Term Loan C, 3-month LIBOR + 4.250%, 5.250%, 4/30/2024(a)(c)	5,079,338
1,100,000	Teneo Holdings LLC, Term Loan, 7/11/2025(g)	1,088,725
9,628,089	Teneo Holdings LLC, Term Loan, 1-month SOFR + 5.250%, 6.250%, 7/11/2025(a)(c)	9,529,401

		61,266,608

	Food & Beverage – 3.5%
175,333	AI Aqua Merger Sub, Inc., 2021 1st Lien Delayed Draw Term Loan, 7/31/2028(g)	174,188
116,889	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 7/31/2028(g)	116,126
2,337,778	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, LIBOR + 4.000%, 4.500%, 7/31/2028(d)(h)	2,322,512
807,407	AI Aqua Merger Sub, Inc., 2022 Delayed Draw Term loan, 7/31/2028(g)	800,682
3,552,593	AI Aqua Merger Sub, Inc., 2022 Term Loan B, 7/31/2028(g)	3,523,000
3,767,000	Alltech, Inc., Term Loan B, 1-month LIBOR + 4.000%, 4.500%, 10/13/2028(a)(d)	3,738,748
6,062,550	City Brewing Company LLC, Closing Date Term Loan, 3-month LIBOR + 3.500%, 4.250%, 4/05/2028(a)(b)	5,713,954
5,565,000	Del Monte Foods, Inc., 2022 Term Loan, 2/15/2029(g)	5,511,687
2,000,000	Naked Juice LLC, 2nd Lien Term Loan, 3-month SOFR + 6.000%, 6.500%, 1/24/2030(a)(d)	2,006,260
100,000	Naked Juice LLC, Delayed Draw Term Loan, SOFRTE + 3.250%, 3.750%, 1/24/2029(a)(d)	99,063
1,742,000	Naked Juice LLC, Term Loan, SOFRTE + 3.250%, 3.750%, 1/24/2029(a)(d)	1,725,677

Principal Amount	Description	Value (†)
Senior Loans – continued

	Food & Beverage – continued
$3,236,242	Packers Holdings LLC, 2021 Term Loan, 6-month LIBOR + 3.250%, 4.000%, 3/09/2028(a)(b)	$3,175,562
5,544,175	Proampac PG Borrower LLC, 2020 Term Loan, 3-month LIBOR + 3.750%, 4.500%, 11/03/2025(a)(b)	5,498,435
6,175,100	Shearer’s Foods, Inc., 2021 Term Loan, 1-month LIBOR + 3.500%, 4.250%, 9/23/2027(a)(b)	5,953,166
8,504,323	Triton Water Holdings, Inc., Term Loan, 3-month LIBOR + 3.500%, 4.000%, 3/31/2028(a)(d)	8,286,952
4,673,000	Whole Earth Brands, Inc., Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 2/05/2028(a)(c)	4,626,270
4,164,530	WOOF Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.500%, 12/21/2027(a)(b)	4,122,885

		57,395,167

	Gaming – 0.6%
3,933,143	J&J Ventures Gaming LLC, Term Loan, 1-month LIBOR + 4.000%, 4.750%, 4/26/2028(a)(b)	3,911,038
5,500,000	Lucky Bucks LLC, Term Loan, LIBOR + 5.500%, 6.250%, 7/30/2027(b)(h)	5,355,625

		9,266,663

	Health Insurance – 0.2%
3,954,314	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 3.459%, 12/31/2025(a)(e)	3,899,942

	Healthcare – 9.3%
2,935,507	Athenahealth, Inc., 2022 Delayed Draw Term Loan, 0.000%, 2/15/2029(f)	2,905,418
17,319,493	Athenahealth, Inc., 2022 Term Loan B, 3-month SOFR + 3.500%, 4.000%, 2/15/2029(a)(d)	17,141,968
8,500,000	Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 7.500%, 12/10/2029(a)(d)	8,287,500
4,101,720	Bella Holding Company LLC, 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 5/10/2028(a)(b)	4,047,905
4,680,668	Carestream Dental Equipment, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.250%, 9/01/2024(a)(c)	4,551,950
1,361,000	Carestream Dental Equipment, Inc., 2021 Term Loan, 3-month LIBOR + 4.500%, 5.000%, 9/01/2024(a)(d)	1,350,793
2,750,000	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 12/16/2025(g)	2,723,352
5,467,456	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 1-month LIBOR + 4.250%, 5.000%, 12/16/2025(a)(b)	5,414,476
2,703,139	Da Vinci Purchaser Corp., 2019 Term Loan, 1/08/2027(g)	2,687,948
2,693,059	Envision Healthcare Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 3.959%, 10/10/2025(a)(e)	1,952,683
237,000	EyeCare Partners LLC, 2021 Delayed Draw Term Loan, 11/15/2028(g)	234,512
223,045	EyeCare Partners LLC, 2021 Delayed Draw Term Loan, 4.250%, 11/15/2028(f)	220,703
477,955	EyeCare Partners LLC, 2021 Delayed Draw Term Loan, 3-month LIBOR + 3.750%, 4.250%, 11/15/2028(a)(d)	472,936
948,000	EyeCare Partners LLC, 2021 Incremental Term Loan, 11/15/2028(g)	938,046

Principal Amount	Description	Value (†)
Senior Loans – continued

	Healthcare – continued
$2,805,000	EyeCare Partners LLC, 2021 Incremental Term Loan, 3-month LIBOR + 3.750%, 4.250%, 11/15/2028(a)(d)	$2,775,547
7,563,094	Gainwell Acquisition Corp., Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 10/01/2027(a)(b)	7,519,001
2,728,566	GHX Ultimate Parent Corp., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.250%, 6/28/2024(a)(c)	2,706,956
5,783,935	Heartland Dental LLC, 2021 Incremental Term Loan, 1-month LIBOR + 4.000%, 4.162%, 4/30/2025(a)(e)	5,735,755
1,000,000	MDVIP, Inc., 2021 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 7.000%, 10/15/2029(a)(d)	996,250
460,000	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 12/18/2028(g)	456,550
6,232,000	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 3-month LIBOR + 4.000%, 4.500%, 12/18/2028(a)(d)	6,185,260
1,171,050	Midwest Physician Administrative Services LLC, 2021 Term Loan, 3-month LIBOR + 3.250%, 4.000%, 3/12/2028(a)(b)	1,158,169
6,189,488	Midwest Veterinary Partners LLC, Term Loan, 1-month LIBOR + 4.000%, 4.750%, 4/27/2028(a)(b)	6,143,066
7,236,863	MPH Acquisition Holdings LLC, 2021 Term Loan B, 3-month LIBOR + 4.250%, 4.758%, 8/17/2028(a)(d)	7,021,783
4,659,000	Napa Management Services Corp., Term Loan B, 2/23/2029(g)	4,631,326
261,152	National Mentor Holdings, Inc., 2021 Delayed Draw Term Loan, 3.750%, 3/02/2028(f)	255,566
6,559,836	National Mentor Holdings, Inc., 2021 Term Loan, 1-month LIBOR + 3.750%, 4.500%, 3/02/2028(a)(b)	6,419,521
177,172	National Mentor Holdings, Inc., 2021 Term Loan C, 3-month LIBOR + 3.750%, 4.500%, 3/02/2028(a)(b)	173,382
4,427,750	Onex TSG Intermediate Corp., 2021 Term Loan B, 3-month LIBOR + 4.750%, 5.500%, 2/28/2028(a)(b)	4,405,611
1,000,000	Pearl Intermediate Parent LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.250%, 6.459%, 2/13/2026(a)(e)	994,690
1,585,944	PetVet Care Centers LLC, 2021 Term Loan B3, 1-month LIBOR + 3.500%, 4.250%, 2/14/2025(a)(b)	1,573,653
3,981,000	Physician Partners LLC, Term Loan, 1-month SOFR + 4.000%, 4.500%, 12/26/2028(a)(d)	3,951,142
6,143,000	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1-month LIBOR + 4.250%, 4.400%, 7/09/2025(e)(i)	6,031,689
1,000,000	Southern Veterinary Partners LLC, 2nd Lien Term Loan, 6-month LIBOR + 7.750%, 8.750%, 10/05/2028(a)(c)	1,001,250
4,903,022	Southern Veterinary Partners LLC, Term Loan, 6-month LIBOR + 4.000%, 5.000%, 10/05/2027(a)(c)	4,881,596
5,585,350	Symplr Software, Inc., 2020 Term Loan, 3-month LIBOR + 4.500%, 5.250%, 12/22/2027(a)(b)	5,548,096
5,712,000	Think & Learn Private Ltd., Term Loan B, 3-month LIBOR + 5.500%, 6.250%, 11/24/2026(a)(b)	5,681,669
3,445,194	TTF Holdings LLC, Term Loan, 1-month LIBOR + 4.250%, 5.000%, 3/31/2028(a)(b)	3,427,968
5,315,678	U.S. Anesthesia Partners, Inc., 2021 Term Loan, 6-month LIBOR + 4.250%, 4.750%, 10/01/2028(a)(d)	5,247,265
3,568,836	Verscend Holding Corp., 2021 Term Loan B, 1-month LIBOR + 4.000%, 4.209%, 8/27/2025(a)(e)	3,554,346

		151,407,297

Principal Amount	Description	Value (†)
Senior Loans – continued

	Home Construction – 0.4%
$7,500,000	Leaf Home Solutions LLC, 2022 Term Loan B, 3-month SOFR + 4.750%, 5.250%, 2/16/2029(a)(d)	$7,406,250
	Industrial Other – 5.8%
5,551,848	ABG Intermediate Holdings 2 LLC, 2021 Term Loan B, 3-month LIBOR + 3.250%, 4.000%, 9/27/2024(a)(b)	5,518,537
6,191,000	ABG Intermediate Holdings 2 LLC, 2021 2nd Lien Term Loan, 3-month SOFR + 6.000%, 6.500%, 12/20/2029(a)(d)	6,198,739
1,000,000	AEA International Holdings (Lux) S.a.r.l., Term Loan B, 3-month LIBOR + 3.750%, 4.250%, 9/07/2028(a)(d)	996,250
2,720,000	Anticimex International AB, 2021 USD Incremental Term Loan, 11/16/2028(g)	2,696,200
2,969,773	Connect Finco S.a.r.l., 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.500%, 12/11/2026(a)(c)	2,928,939
9,057,895	Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, 3-month LIBOR + 3.500%, 4.500%, 6/28/2024(a)(c)	8,975,830
3,586,000	Hyperion Materials & Technologies, Inc., 2021 Term Loan B, 3-month LIBOR + 4.500%, 5.008%, 8/30/2028(a)(d)	3,577,035
2,770,080	Infinite Bidco LLC, 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.258%, 3/02/2028(a)(d)	2,742,379
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.000%, 7.508%, 3/02/2029(a)(d)	2,985,000
4,524,393	International Textile Group, Inc., 1st Lien Term Loan, 3-month LIBOR + 5.000%, 5.214%, 5/01/2024(a)(e)	4,162,441
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 9.214%, 5/01/2025(a)(e)	5,531,813
10,434,138	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 6.500%, 5/11/2023(a)(c)	9,834,175
4,293,333	Novae LLC, 1st Lien Term Loan, 3-month LIBOR + 5.000%, 5.220%, 12/22/2028(a)(b)	4,250,400
1,226,667	Novae LLC, Delayed Draw Term Loan, 0.000%, 12/22/2028(f)	1,214,400
5,397,000	Pelican Products, Inc., 2021 Term Loan, 3-month LIBOR + 4.250%, 4.750%, 12/29/2028(a)(d)	5,316,045
20,448	Refficiency Holdings LLC, 2021 Delayed Draw Term Loan, 1-month LIBOR + 3.750%, 4.500%, 12/16/2027(a)(b)	20,352
729,454	Refficiency Holdings LLC, 2021 Delayed Draw Term Loan, 4.500%, 12/16/2027(f)	726,033
3,860,573	Refficiency Holdings LLC, 2021 Term Loan, 1-month LIBOR + 3.750%, 4.500%, 12/16/2027(a)(b)	3,842,466
4,000,000	Safe Fleet Holdings LLC, 2022 Term Loan, 2/23/2029(g)	3,952,520
2,647,436	Shape Technologies Group, Inc., Term Loan, 1-month LIBOR + 3.000%, 3.209%, 4/21/2025(a)(e)	2,476,465
522,170	VT Topco, Inc., 2021 Delayed Draw Term Loan, 3.750%, 8/01/2025(f)	518,907
2,976,370	VT Topco, Inc., 2021 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.500%, 8/01/2025(a)(b)	2,957,768
5,334,688	Watlow Electric Manufacturing Co., Term Loan B, 3-month LIBOR + 3.750%, 4.250%, 3/02/2028(a)(d)	5,272,432
7,650,000	WireCo WorldGroup, Inc., 2021 Term Loan, 6-month LIBOR + 4.250%, 4.750%, 11/13/2028(a)(d)	7,576,713

		94,271,839

Principal Amount	Description	Value (†)
Senior Loans – continued

	Integrated Energy – 0.4%
$7,286,220	Matador Bidco S.a.r.l., Term Loan, 1-month LIBOR + 4.750%, 4.959%, 10/15/2026(a)(e)	$7,274,489

	Internet & Data – 3.7%
2,814,966	A&V Holdings Midco LLC, 2020 Term Loan B, 3-month LIBOR + 5.375%, 6.375%, 3/10/2027(a)(c)	2,793,854
6,541,150	Castle U.S. Holding Corp., USD Term Loan B, 3-month LIBOR + 3.750%, 3.974%, 1/29/2027(a)(e)	6,391,619
3,292,829	Crown Subsea Communications Holding, Inc., 2021 Term Loan, 1-month LIBOR + 4.750%, 5.500%, 4/27/2027(a)(b)	3,290,096
3,000,000	Dodge Data & Analytics LLC, 2022 2nd Lien Term Loan, 2/25/2030(g)	2,940,000
6,400,000	Dodge Data & Analytics LLC, 2022 Term Loan, 1-month SOFR + 4.750%, 4.750%, 2/23/2029(a)(d)	6,224,000
6,344,000	Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 6-month SOFR + 4.250%, 4.750%, 2/01/2029(a)(d)	6,246,873
6,109,300	ION Trading Finance Ltd., 2021 USD Term Loan, 3-month LIBOR + 4.750%, 4.974%, 4/03/2028(a)(e)	6,074,966
7,381,382	MH Sub I LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.709%, 9/13/2024(a)(e)	7,279,888
2,858,465	MH Sub I LLC, 2020 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.750%, 9/13/2024(a)(c)	2,835,826
5,400,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 1-month LIBOR + 6.250%, 6.459%, 2/12/2029(a)(e)	5,364,576
5,092,160	WeddingWire, Inc., 2022 Term Loan, 12/19/2025(g)	5,049,743
5,457,000	Zacapa LLC, 2022 Term Loan, 2/10/2029(g)	5,421,202

		59,912,643

	Leisure – 2.3%
3,166,825	Arcis Golf LLC, Term Loan B, 3-month LIBOR + 4.250%, 4.750%, 11/24/2028(a)(d)	3,156,945
5,257,981	Kingpin Intermediate Holdings LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 4.500%, 7/03/2024(a)(c)	5,223,804
5,624,735	MajorDrive Holdings IV LLC, Term Loan B, 3-month LIBOR + 4.000%, 4.563%, 5/12/2028(a)(d)	5,577,881
1,863,947	Playpower, Inc., 2019 Term Loan, 3-month LIBOR + 5.500%, 5.718%, 5/08/2026(a)(e)	1,776,957
8,752,641	PUG LLC, USD Term Loan, 1-month LIBOR + 3.500%, 3.709%, 2/12/2027(a)(e)	8,577,588
5,609,614	Recess Holdings, Inc., 2017 1st Lien Term Loan, LIBOR + 3.750%, 4.226%, 9/30/2024(c)(h)	5,560,530
7,505,700	Thunder Finco Pty Ltd., Term Loan B, 1-month LIBOR + 4.250%, 5.000%, 11/26/2026(a)(b)	7,261,765

		37,135,470

	Lodging – 1.0%
6,837,165	Aimbridge Acquisition Co., Inc., 2019 Term Loan B, 1-month LIBOR + 3.750%, 3.959%, 2/02/2026(a)(e)	6,640,597
9,075,000	Fertitta Entertainment LLC, 2022 Term Loan B, 1-month SOFR + 4.000%, 4.500%, 1/27/2029(a)(d)	9,026,539

		15,667,136

Principal Amount	Description	Value (†)
Senior Loans – continued

	Media Entertainment – 2.0%
$1,300,000	Cengage Learning, Inc., 2021 Term Loan B, 7/14/2026(g)	$1,296,750
6,384,000	Cengage Learning, Inc., 2021 Term Loan B, 3-month LIBOR + 4.750%, 5.750%, 7/14/2026(a)(c)	6,368,040
3,337,420	Diamond Sports Group LLC, Term Loan, PRIME + 2.250%, 5.500%, 8/24/2026(a)(j)	1,238,183
2,705,864	Emerald Expositions Holding, Inc., 2017 Term Loan B, 1-month LIBOR + 2.500%, 2.709%, 5/22/2024(a)(e)	2,609,805
6,241,358	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, LIBOR + 4.750%, 5.553%, 7/28/2028(d)(h)	6,178,944
9,700,000	Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 4.500%, 5.500%, 7/03/2026(a)(c)	9,651,500
252,705	National CineMedia LLC, 2021 Incremental Term Loan, 1-month LIBOR + 8.000%, 9.000%, 12/20/2024(a)(c)	238,806
5,890,238	Summer (BC) Holdco B S.a.r.l., 2021 USD Term Loan B2, 1-month LIBOR + 4.500%, 5.250%, 12/04/2026(a)(b)	5,843,587

		33,425,615

	Metals & Mining – 1.2%
7,000,000	AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 1-month LIBOR + 3.500%, 4.000%, 11/30/2028(a)(d)	6,877,500
747,128	Grinding Media, Inc., 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 10/12/2028(a)(b)	735,921
6,107,490	SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 6-month LIBOR + 4.000%, 4.750%, 3/16/2027(a)(b)	6,008,243
5,435,860	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 5.000%, 5/01/2025(a)(c)	5,350,083

		18,971,747

	Midstream – 0.5%
2,640,935	AL NGPL Holdings LLC, Term Loan B, 3-month LIBOR + 3.750%, 4.750%, 4/14/2028(a)(c)	2,622,237
6,500,000	Lucid Energy Group II Borrower LLC, 2021 Term Loan, 3-month LIBOR + 4.250%, 5.000%, 11/24/2028(a)(b)	6,456,645

		9,078,882

	Natural Gas – 0.5%
7,750,000	Freeport LNG Investments, LLLP, Term Loan B, 3-month LIBOR + 3.500%, 4.000%, 12/21/2028(a)(d)	7,668,625

	Packaging – 1.2%
4,734,783	Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan, 3-month LIBOR + 4.000%, 4.500%, 10/02/2028(a)(d)	4,676,450
2,805,660	Reynolds Group Holdings, Inc., 2020 Term Loan B2, 1-month LIBOR + 3.250%, 3.459%, 2/05/2026(a)(e)	2,758,329
2,793,000	Reynolds Group Holdings, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.000%, 9/20/2028(a)(d)	2,756,523
4,383,057	Ring Container Technologies Group LLC, 2021 Term Loan B, LIBOR + 3.750%, 4.269%, 8/12/2028(d)(h)	4,347,467
4,828,000	RLG Holdings LLC, 2021 Term Loan, 3-month LIBOR + 4.250%, 5.000%, 7/07/2028(a)(b)	4,788,797

		19,327,566

Principal Amount	Description	Value (†)
Senior Loans – continued

	Paper – 0.5%
$1,114,550	Domtar Corp., 2021 Term Loan B, 11/30/2028(g)	$1,109,902
4,613,226	Domtar Corp., 2021 Term Loan B, 1-month LIBOR + 5.500%, 6.250%, 11/30/2028(a)(b)	4,593,989
2,671,860	Spa Holdings 3 Oy, USD Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 2/04/2028(a)(b)	2,658,501

		8,362,392

	Pharmaceuticals – 1.7%
1,652,511	Akorn, Inc., 2020 Take Back Term Loan, 3-month LIBOR + 7.500%, 8.500%, 10/01/2025(a)(c)	1,664,492
2,693,345	Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 3.750%, 5/04/2025(a)(e)	2,638,131
9,756,000	Bausch Health Companies, Inc., 2022 Term Loan B, 1/27/2027(g)	9,642,147
3,000,000	LSCS Holdings, Inc., 2021 1st Lien Term Loan, 12/16/2028(g)	2,979,990
4,358,000	LSCS Holdings, Inc., 2021 1st Lien Term Loan, 3-month LIBOR + 4.500%, 5.000%, 12/16/2028(a)(d)	4,328,932
2,000,000	LSCS Holdings, Inc., 2021 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 8.500%, 11/23/2029(a)(d)	1,980,000
4,580,000	MJH Healthcare Holdings LLC, 2021 Term Loan B, 3-month SOFR + 3.600%, 4.100%, 1/28/2029(a)(d)	4,534,200

		27,767,892

	Property & Casualty Insurance – 1.6%
2,623,030	Alliant Holdings Intermediate LLC, 2021 Term Loan B4, 1-month LIBOR + 3.500%, 4.000%, 11/06/2027(a)(d)	2,597,901
2,000,000	AssuredPartners, Inc., 2022 Term Loan, 2/12/2027(g)	1,967,500
2,044,000	AssuredPartners, Inc., 2022 Term Loan, 1-month SOFR + 3.500%, 4.000%, 2/12/2027(a)(d)	2,010,785
5,465,248	Baldwin Risk Partners LLC, 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.000%, 10/14/2027(a)(d)	5,393,544
867,328	Belfor Holdings, Inc., Term Loan B, 1-month LIBOR + 3.750%, 3.959%, 4/06/2026(a)(e)	862,992
3,500,000	Broadstreet Partners, Inc., 2021 Term Loan B2, 1/27/2027(g)	3,443,125
3,863,318	Broadstreet Partners, Inc., 2021 Term Loan B2, 1-month LIBOR + 3.250%, 3.750%, 1/27/2027(a)(d)	3,800,538
4,403,000	Hyperion Insurance Group Ltd., 2021 Term Loan B, 11/12/2027(g)	4,350,428
2,244,332	Hyperion Insurance Group Ltd., 2021 Term Loan B, 1-month LIBOR + 3.250%, 4.000%, 11/12/2027(a)(b)	2,217,535

		26,644,348

	REITs - Other – 0.4%
5,955,000	Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 1-month LIBOR + 3.500%, 4.000%, 3/11/2028(a)(d)	5,895,450

	Restaurants – 1.0%
2,180,373	Carrols Restaurant Group, Inc., Term Loan B, 1-month LIBOR + 3.250%, 3.440%, 4/30/2026(a)(e)	2,111,560

Principal Amount	Description	Value (†)
Senior Loans – continued

	Restaurants – continued
$5,125,025	Flynn Restaurant Group LP, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.590%, 6/27/2025(a)	$5,086,588
2,160,000	Flynn Restaurant Group LP, 2021 Term Loan B, 3-month LIBOR + 4.250%, 4.425%, 12/01/2028(a)(d)	2,134,620
2,843,280	IRB Holding Corp., 2022 Term Loan B, 12/15/2027(g)	2,813,425
5,041,040	Portillo’s Holdings LLC, 2019 1st Lien Term Loan B3, 1-month LIBOR + 5.500%, 6.500%, 9/06/2024(a)(c)	5,024,254

		17,170,447

	Retailers – 3.5%
5,954,078	At Home Group, Inc., Term Loan B, 3-month LIBOR + 4.250%, 4.750%, 7/24/2028(a)(d)	5,772,954
5,335,715	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 6.250%, 8/14/2023(a)(c)	5,249,010
3,774,860	Container Store, Inc. (The), 2020 Term Loan B3, 3-month LIBOR + 4.750%, 5.750%, 1/31/2026(a)(c)	3,774,860
8,542,000	Crocs, Inc., Term Loan B, 3-month SOFR + 3.500%, 4.200%, 1/26/2029(a)(d)	8,435,225
6,612,428	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3-month LIBOR + 5.500%, 6.250%, 4/26/2028(a)(b)	6,554,569
5,196,975	Great Outdoors Group LLC, 2021 Term Loan B1, 3-month LIBOR + 3.750%, 4.500%, 3/06/2028(a)(b)	5,165,793
6,873,729	Michaels Companies, Inc., 2021 Term Loan B, 3-month LIBOR + 4.250%, 5.000%, 4/15/2028(a)(b)	6,377,308
7,950,918	Petco Health & Wellness Company, Inc., 2021 Term Loan B, 3-month LIBOR + 3.250%, 4.000%, 3/03/2028(a)(b)	7,888,344
2,543,220	PetSmart, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 2/11/2028(a)(b)	2,528,927
6,285,133	Sweetwater Borrower LLC, Term Loan B, 1-month LIBOR + 4.750%, 5.500%, 8/07/2028(a)(b)	6,222,282

		57,969,272

	Technology – 11.1%
1,260,000	Altar BidCo, Inc., 2021 2nd Lien Term Loan, 1-month LIBOR + 5.600%, 6.100%, 2/01/2030(a)(d)	1,258,954
2,820,300	AP Core Holdings II LLC, Amortization Term Loan B1, 1-month LIBOR + 5.500%, 6.250%, 9/01/2027(a)(b)	2,806,198
2,856,000	AP Core Holdings II LLC, High-Yield Term Loan B2, 1-month LIBOR + 5.500%, 6.250%, 9/01/2027(a)(b)	2,845,290
6,239,346	Aptean, Inc., 2019 Term Loan, 1-month LIBOR + 4.250%, 4.459%, 4/23/2026(a)(e)	6,179,574
7,550,000	Astra Acquisition Corp., 2021 1st Lien Term Loan, 1-month LIBOR + 5.250%, 5.750%, 10/25/2028(a)(d)	7,361,250
10,670,156	CommScope, Inc., 2019 Term Loan B, 1-month LIBOR + 3.250%, 3.459%, 4/06/2026(a)(e)	10,396,787
5,917,353	Corel Corp., 2019 Term Loan, 3-month LIBOR + 5.000%, 5.508%, 7/02/2026(a)(e)	5,870,014
7,244,843	CoreLogic, Inc., Term Loan, 1-month LIBOR + 3.500%, 4.000%, 6/02/2028(a)(d)	7,145,226
6,100,000	Cornerstone OnDemand, Inc., 2021 Term Loan, 3-month LIBOR + 3.750%, 4.250%, 10/16/2028(a)(d)	6,035,218
8,831,125	Endure Digital, Inc., Term Loan, 3-month LIBOR + 3.500%, 4.250%, 2/10/2028(a)(b)	8,499,958

Principal Amount	Description	Value (†)
Senior Loans – continued

	Technology – continued
$9,130,973	Finastra USA, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.500%, 6/13/2024(a)(c)	$8,990,721
5,894,460	Flexera Software LLC, 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 3/03/2028(a)(b)	5,848,424
7,246,974	GoTo Group, Inc., Term Loan B, 1-month LIBOR + 4.750%, 4.887%, 8/31/2027(a)(e)	7,116,094
6,581,520	Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1-month LIBOR + 4.000%, 4.750%, 12/01/2027(a)(b)	6,567,436
8,380,829	Hyland Software, Inc., 2021 2nd Lien Term Loan, 1-month LIBOR + 6.250%, 7.000%, 7/07/2025(a)(b)	8,401,781
5,111,375	IGT Holding IV AB, 2021 USD Term Loan B2, 3-month LIBOR + 3.500%, 4.000%, 3/31/2028(a)(d)	5,069,871
1,000,000	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 7/27/2028(g)	989,750
5,232,885	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3-month LIBOR + 5.000%, 5.750%, 7/27/2028(a)(b)	5,179,248
9,819,000	McAfee LLC, 2022 USD Term Loan B, 3/01/2029(g)	9,671,715
5,645,805	Peraton Corp., Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 2/01/2028(a)(b)	5,610,519
4,662,765	Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1-month LIBOR + 3.250%, 4.000%, 3/03/2028(a)(b)	4,618,748
1,276,000	Quest Software US Holdings Inc., 2022 Term Loan, 2/01/2029(g)	1,256,069
4,854,000	Quest Software US Holdings Inc., 2022 Term Loan, 3-month SOFR + 4.250%, 4.750%, 2/01/2029(a)(d)	4,778,181
4,389,000	Redstone Holdco 2 LP, 2021 Term Loan, 3-month LIBOR + 4.750%, 5.500%, 4/27/2028(a)(b)	4,090,021
6,019,871	Rocket Software, Inc., 2018 Term Loan, 1-month LIBOR + 4.250%, 4.459%, 11/28/2025(a)(e)	5,959,672
6,217,000	Seattle Spinco, Inc., 2022 USD Term Loan B5, 1-month SOFR + 4.000%, 4.500%, 2/26/2027(a)(d)	6,123,745
7,724,714	SurveyMonkey, Inc., 2018 Term Loan B, 3-month LIBOR + 3.750%, 3.960%, 10/10/2025(a)(e)	7,608,844
1,028,043	SurveyMonkey, Inc., 2018 Term Loan B, PRIME + 2.750%, 6.000%, 10/10/2025(a)	1,012,622
1,000,000	Syndigo LLC, 2020 2nd Lien Term Loan, 6-month LIBOR + 8.000%, 8.750%, 12/15/2028(a)(b)	990,000
3,076,750	Syndigo LLC, 2020 Term Loan, 6-month LIBOR + 4.500%, 5.250%, 12/15/2027(a)(b)	3,053,674
1,110,000	Ultimate Software Group, Inc. (The), 2021 2nd Lien Term Loan, 3-month LIBOR + 5.250%, 5.750%, 5/03/2027(a)(d)	1,104,272
3,935,170	Verifone Systems, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.000%, 4.498%, 8/20/2025(a)(e)	3,856,466
2,000,000	Virtusa Corp., 2022 Incremental Term Loan, 2/11/2028(g)	1,977,500
4,460,467	Virtusa Corp., First Lien Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 2/11/2028(a)(b)	4,397,753
1,000,000	Vision Solutions, Inc., 2021 2nd Lien Term Loan, 4/23/2029(g)	988,440
2,000,000	Vision Solutions, Inc., 2021 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.000%, 4/23/2029(a)(b)	1,976,880

Principal Amount	Description	Value (†)
Senior Loans – continued

	Technology – continued
$6,396,908	Vision Solutions, Inc., 2021 Incremental Term Loan, 3-month LIBOR + 4.000%, 4.750%, 4/24/2028(a)(b)	$6,321,744

		181,958,659

	Transportation Services – 1.9%
4,519,673	AIT Worldwide Logistics, Inc., 2021 Term Loan, 3-month LIBOR + 4.750%, 5.500%, 4/06/2028(a)(b)	4,480,125
5,705,852	Carriage Purchaser, Inc., 2021 Term Loan B, 1-month LIBOR + 4.250%, 5.000%, 9/30/2028(a)(b)	5,686,224
5,665,693	Deliver Buyer, Inc., Term Loan B, 3-month LIBOR + 5.000%, 5.224%, 5/01/2024(a)(e)	5,619,688
4,455,000	Kenan Advantage Group, Inc., 2021 Term Loan B1, 3-month LIBOR + 3.750%, 4.500%, 3/24/2026(a)(b)	4,422,701
6,604,448	LaserShip, Inc., 2021 Term Loan, 3-month LIBOR + 4.500%, 5.250%, 5/07/2028(a)(b)	6,579,681
4,550,000	Michael Baker International LLC, 2021 Term Loan, 1-month LIBOR + 5.000%, 5.750%, 11/02/2028(a)(b)	4,527,250

		31,315,669

	Utility Other – 0.9%
5,853,585	Artera Services LLC, Incremental Term Loan, 3-month LIBOR + 3.500%, 4.500%, 3/06/2025(a)(c)	5,636,183
5,482,462	Tiger Acquisition LLC, 2021 Term Loan, 3-month LIBOR + 3.250%, 3.758%, 6/01/2028(a)(d)	5,321,442
3,490,253	USIC Holdings, Inc., 2021 Term Loan, 1-month LIBOR + 3.500%, 4.250%, 5/12/2028(a)(b)	3,434,618

		14,392,243

	Wireless – 0.9%
4,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1-month LIBOR + 5.250%, 5.459%, 1/31/2028(a)(e)	4,626,254
2,933,742	Asurion LLC, 2021 Term Loan B9, 1-month LIBOR + 3.250%, 3.459%, 7/31/2027(a)(e)	2,876,916
3,300,000	CCI Buyer, Inc., Term Loan, 12/17/2027(g)	3,261,852
3,655,378	CCI Buyer, Inc., Term Loan, 3-month LIBOR + 3.750%, 4.500%, 12/17/2027(a)(b)	3,613,121

		14,378,143

	Wirelines – 0.3%
2,660,000	Frontier Communications Corp., 2021 DIP Term Loan B, 5/01/2028(g)	2,635,900
3,028,118	Frontier Communications Corp., 2021 DIP Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 5/01/2028(a)(b)	3,000,683

		5,636,583

	Total Senior Loans (Identified Cost $1,488,839,964)	1,472,820,743

Principal Amount	Description	Value (†)
Bonds and Notes – 4.4%

Non-Convertible Bonds – 4.2%

	Airlines – 0.3%
$5,750,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	$5,885,355

	Chemicals – 0.5%
1,715,000	Avient Corp., 5.750%, 5/15/2025, 144A	1,760,019
2,985,000	Iris Holdings, Inc., 9.500% PIK or 8.750% Cash, 2/15/2026, 144A(k)	2,992,462
3,405,000	Kobe U.S. Midco 2, Inc., 10.000% PIK or 9.250% Cash, 11/01/2026, 144A(l)	3,439,731

		8,192,212

	Consumer Cyclical Services – 0.3%
5,500,000	WASH Multifamily Acquisition, Inc., 5.750%, 4/15/2026, 144A	5,543,945

	Consumer Products – 0.2%
3,250,000	Coty, Inc., 6.500%, 4/15/2026, 144A	3,316,625

	Finance Companies – 0.2%
3,370,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/01/2027, 144A	3,448,993

	Financial Other – 0.3%
4,400,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	4,369,200

	Gaming – 0.3%
4,235,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	4,391,271

	Media Entertainment – 0.4%
4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026, 144A	4,498,875
1,845,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	1,881,900

		6,380,775

	Property & Casualty Insurance – 0.3%
4,000,000	NMI Holdings, Inc., 7.375%, 6/01/2025, 144A	4,299,420

	REITs - Hotels – 0.3%
50,000	Service Properties Trust, 3.950%, 1/15/2028	43,375
1,200,000	Service Properties Trust, 4.750%, 10/01/2026	1,109,772
3,710,000	Service Properties Trust, 4.950%, 2/15/2027	3,450,300

		4,603,447

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Mortgage – 0.8%
$4,000,000	Blackstone Mortgage Trust, Inc., 3.750%, 1/15/2027, 144A	$3,780,000
1,750,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	1,754,375
5,750,000	Starwood Property Trust, Inc., 3.625%, 7/15/2026, 144A	5,440,938
2,000,000	Starwood Property Trust, Inc., 4.375%, 1/15/2027, 144A	1,941,076

		12,916,389

	Supermarkets – 0.3%
5,750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	5,775,228

	Total Non-Convertible Bonds (Identified Cost $69,298,569)	69,122,860

Convertible Bonds – 0.2%

	REITs - Mortgage – 0.2%
3,250,000	Blackstone Mortgage Trust, Inc., 4.375%, 5/05/2022 (Identified Cost $3,233,865)	3,250,000

	Total Bonds and Notes (Identified Cost $72,532,434)	72,372,860

Shares

Common Stocks – 0.5%

	Chemicals – 0.4%
193,746	Hexion Holdings Corp., Class B(m)	5,708,726

	Energy Equipment & Services – 0.0%
61,854	Ameriforge Group, Inc.(m)(n)(o)(p)	8,814

	Pharmaceuticals – 0.1%
192,793	Akorn, Inc.(j)(m)	1,622,739

	Total Common Stocks (Identified Cost $10,111,615)	7,340,279

Exchange-Traded Funds – 1.3%
1,010,000	Invesco Senior Loan ETF (Identified Cost $22,207,205)	21,987,700

Principal Amount

Short-Term Investments – 11.0%
179,208,824	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2022 at 0.000% to be repurchased at $179,208,824 on 3/01/2022 collateralized by $182,678,900 U.S. Treasury Note, 1.875% due 2/28/2027 valued at $182,793,073 including accrued interest(q) (Identified Cost $179,208,824)	179,208,824

Description	Value (†)
Total Investments – 107.3% (Identified Cost $1,772,900,042)	$1,753,730,406
Other assets less liabilities – (7.3)%	(119,090,736)

Net Assets – 100.0%	$1,634,639,670

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Senior loans are valued at bid prices supplied by an independent pricing service, if available. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures. As of February 28, 2022, securities held by the Fund were fair valued as follows:

Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$8,814	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of February 28, 2022 is disclosed.
(b)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.
(c)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.
(d)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.
(e)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.00%, to which the spread is added.
(f)

Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(g)	Position is unsettled. Contract rate was not determined at February 28, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(h)

Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2022. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2022.
(j)	Securities subject to restriction on resale. At February 28, 2022, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
Akorn, Inc.	10/06/2020	$2,530,723	*	$1,622,739	0.1%
Diamond Sports Group LLC, Term Loan	9/30/2019	3,354,107		1,238,183	0.1%

*	Represents basis carried over in a non-taxable restructuring.
(k)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended February 28, 2022, interest payments were made in cash.

(l)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(m)	Non-income producing security.
(n)	Illiquid security.
(o)	Level 3 security. Value has been determined using significant unobservable inputs.
(p)	Fair valued by the Fund’s adviser. At February 28, 2022, the value of this security amounted to $8,814 or less than 0.1% of net assets.
(q)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the value of Rule 144A holdings amounted to $60,150,213 or 3.7% of net assets.

DIP	Debtor In Possession
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
SOFRTE	Term SOFR

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans*	$—	$1,472,820,743	$—		$1,472,820,743
Bonds and Notes*	—	72,372,860	—		72,372,860
Common Stocks
Energy Equipment & Services	—	—	8,814	(a)	8,814
All Other Common Stocks*	—	7,331,465	—		7,331,465

Total Common Stocks	—	7,331,465	8,814		7,340,279

Exchange-Traded Funds	21,987,700	—	—		21,987,700
Short-Term Investments	—	179,208,824	—		179,208,824

Total	$21,987,700	$1,731,733,892	$8,814		$1,753,730,406

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2021 and/or February 28, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at February 28, 2022
Common Stocks Energy Equipment & Services	$8,814	$—	$—	$—	$—	$—	$—	$—	$8,814	$—

Industry Summary at February 28, 2022 (Unaudited)

Technology	11.1%
Healthcare	9.3
Consumer Products	6.8
Industrial Other	5.8
Consumer Cyclical Services	5.1
Automotive	4.4
Building Materials	4.3
Chemicals	4.1
Financial Other	4.0
Internet & Data	3.7
Retailers	3.5
Food & Beverage	3.5
Media Entertainment	2.4
Leisure	2.3
Other Investments, less than 2% each	24.7
Short-Term Investments	11.0
Exchange-Traded Funds	1.3

Total Investments	107.3
Other assets less liabilities	(7.3)

Net Assets	100.0%